Transactions with Related Parties (Details) - USD ($)	1 Months Ended
	Jul. 31, 2023	Oct. 31, 2022	Dec. 31, 2024
Related Party Transaction [Line Items]
Total amount payable			$ 0
Total amount received			10,000
Related Party [Member]
Related Party Transaction [Line Items]
Monthly fees	$ 10,000	$ 10,000
Maris-Tech [Member]
Related Party Transaction [Line Items]
Total amount payable			$ 47,000